Events after the reporting period - Additional Information (Detail) $ in Millions				12 Months Ended
	Feb. 09, 2021 USD ($)	Feb. 05, 2021	Jan. 01, 2021 € / shares	Dec. 31, 2020 shares	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted				1,072,445	0
Gross proceeds from initial public offering	$ 190.2
Net proceeds from initial public offering	$ 176.9
Stock options approved by board of directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted		873,000	107,000
Exercise price of stock options granted | € / shares			€ 7.25